Regulatory Assets, Liabilities, And Balancing Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Assets, Liabilities, And Balancing Accounts [Abstract]
Long-Term Regulatory Assets
	Balance at December 31,
(in millions)	2012	2011
Pension benefits	$3,275	$2,899
Deferred income taxes	1,627	1,444
Utility retained generation	552	613
Environmental compliance costs	604	520
Price risk management	210	339
Electromechanical meters	194	247
Unamortized loss, net of gain, on reacquired debt	141	163
Other	206	281
Total long-term regulatory assets	$6,809	$6,506

Long-Term Regulatory Liabilities
	Balance at December 31,
(in millions)	2012	2011
Cost of removal obligations	$3,625	$3,460
Recoveries in excess of AROs	620	611
Public purpose programs	590	499
Other	253	163
Total long-term regulatory liabilities	$5,088	$4,733

Current Regulatory Balancing Accounts, Net
	Receivable (Payable)
	Balance at December 31,
(in millions)	2012	2011
Distribution revenue adjustment mechanism	$219	$223
Utility generation	117	241
Hazardous substance	56	57
Public purpose programs	(83)	97
Gas fixed cost	44	16
Energy recovery bonds	(43)	(105)
Energy procurement	77	(48)
Department of Energy Settlement	(250)	-
Other	165	227
Total regulatory balancing accounts, net	$302	$708